Preferred Stock (Details) - USD ($)					1 Months Ended			9 Months Ended	12 Months Ended
	Aug. 12, 2021	Nov. 14, 2019	May 06, 2019	Apr. 16, 2018	Jun. 24, 2021	Jan. 27, 2021	Oct. 29, 2018	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 14, 2021	Sep. 29, 2020	Jun. 18, 2020	Apr. 14, 2020	Apr. 08, 2020	Feb. 18, 2020	Nov. 15, 2017
Preferred Stock (Textual)
Fair value (in Dollars)								$ 1,271,000
Conversion price													$ 0.01
Common stock shares issued (in Shares)								35,467,238	0
Fair value (in Dollars)								$ 619,229
Series B preferred stock voting, description								Voting - The holders of shares of Series B preferred stock shall be voted together with the shares of common stock such that the aggregate voting power of the Series B preferred stock is equal to 51% of the total voting power of the Company.
Preferred stock, description								Voting - Except as otherwise provided in the agreement or as required by law, the Series D shall be voted together with the shares of common stock, par value $0.00001 per share of the Corporation (“Common Stock”), and any other series of preferred stock then outstanding that have voting rights, and except as provided in Section 7, not as a separate class, at any annual or special meeting of stockholders of the Corporation, with respect to any question or matter upon which the holders of Common Stock have the right to vote, such that the voting power of each share of Series D is equal to the voting power of the shares of Common Stock that each such share of Series D would be convertible into pursuant to Section 6 if the Series D Conversion Date was the date of the vote.
Percentage of conversion								51.00%
Common stock, par value								$ 0.00001	$ 0.00001
Spectrum Global Solutions, Inc. [Member]
Preferred Stock (Textual)
Conversion price																$ 7.8
Common stock shares issued (in Shares)									13,188,951	195,715
Stated value per share				$ 3,500
Series B preferred stock voting, description				Voting - The holders of shares of Series B preferred stock shall be voted together with the shares of common stock such that the aggregate voting power of the Series B preferred stock is equal to 51% of the total voting power of the Company.
Conversion rights, description			On May 6, 2019, the remaining principal balance of $1,452,299 was converted into shares of the Company’s common stock through an automatic forced conversion.
Percentage of conversion														95.00%
Common stock, par value									$ 0.00001	$ 0.00001
Spectrum Global Solutions, Inc. [Member] | Subsequent Event [Member]
Preferred Stock (Textual)
Conversion rights, description						On January 27, 2021, the Company made the fifth amendment to the Certificate of Designation of its Series A preferred stock which lowered the fixed conversion price to $0.0975 per share (refer to Note 17, Subsequent Events, for additional detail).
Dominion Capital [Member]
Preferred Stock (Textual)
Fair value (in Dollars)					$ 1,271,000
Common stock shares issued (in Shares)					985,651
Series A Preferred Stock [Member]
Preferred Stock (Textual)
Preferred stock, shares authorized (in Shares)								8,000,000	8,000,000								20,000,000
Preferred stock shares designated (in Shares)																	8,000,000
Conversion price	$ 3					$ 0.0975							$ 0.2		$ 1,000
Common stock shares issued (in Shares)	1,025,641
Conversion shares (in Shares)	100,000				96,101
Stated value per share	$ 1				$ 1
Fair value (in Dollars)	$ 206,410				$ 209,016
Preferred stock, stated value								$ 0.00001	$ 0.00001
Series A Preferred Stock [Member] | Spectrum Global Solutions, Inc. [Member]
Preferred Stock (Textual)
Preferred stock, shares authorized (in Shares)									8,000,000	8,000,000							20,000,000
Preferred stock shares designated (in Shares)																	8,000,000
Preferred stock conversion, description							the Company made the first amendment to the Certificate of Designation of its Series A convertible preferred stock. This amendment updated the conversion price to be equal to the greater of 75% of the lowest VWAP during the ten trading day period immediately preceding the date a conversion notice is delivered or $120.00, subject to adjustment for any subdivision or combination of the Company’s outstanding shares of common stock.
Preferred stock, stated value									$ 0.00001	$ 0.00001
Conversion rights, description									The number of shares of common stock into which each share of the Series A preferred stock shares may be converted shall be determined by dividing the sum of the stated value of the Series A preferred stock shares ($1.00 per share) being converted and any accrued and unpaid dividends by the conversion price in effect at the time of the conversion. The Series A preferred stock shares may be converted at a fixed conversion price of $0.0975, subject to adjustment for any subdivision or combination of the Company’s outstanding shares of common stock. The conversion price has a floor of $0.01 per share.
Preferred stock deemed dividend (in Dollars)										$ 488,072
Series A Preferred Stock [Member] | Spectrum Global Solutions, Inc. [Member] | Subsequent Event [Member]
Preferred Stock (Textual)
Stated value per share						$ 0.0975
Series A Preferred Stock [Member] | Preferred Stock [Member]
Preferred Stock (Textual)
Preferred stock conversion, description							Spectrum made the first amendment to the Certificate of Designation of its Series A convertible preferred stock. This amendment updated the conversion price to be equal to the greater of 75% of the lowest VWAP during the ten trading day period immediately preceding the date a conversion notice is delivered or $120.00, subject to adjustment for any subdivision or combination of the Company’s outstanding shares of common stock.
Series B Preferred Stock [Member]
Preferred Stock (Textual)
Preferred stock, shares authorized (in Shares)								1,000	1,000
Stated value per share				$ 3,500				$ 3,500
Preferred stock, stated value								$ 3,500	$ 3,500
Series B Preferred Stock [Member] | Spectrum Global Solutions, Inc. [Member]
Preferred Stock (Textual)
Preferred stock, shares authorized (in Shares)									1,000	1,000
Preferred stock shares designated (in Shares)				1,000
Stated value per share				$ 3,500					$ 3,500
Preferred stock, stated value									$ 3,500	$ 3,500
Series B preferred stock exchanged (in Shares)									1,500
Series D Preferred Stock [Member]
Preferred Stock (Textual)
Preferred stock, shares authorized (in Shares)								1,590	1,590
Stated value per share								$ 10,000
Preferred stock, stated value								$ 10,000	$ 10,000		$ 10,000
Series D Preferred Stock [Member] | Spectrum Global Solutions, Inc. [Member]
Preferred Stock (Textual)
Stated value per share									10,000
Series C Preferred Stock [Member]
Preferred Stock (Textual)
Conversion rights, description								On the earlier of the (i) two hundred (200) day anniversary of the date of issuance and (ii) the business day immediately preceding the listing of the Common Stock on a national securities exchange (the “Automatic Series D Conversion Date”), without any further action, all remaining outstanding shares of Series D shall automatically convert into an aggregate number of shares of Common Stock equal to $15,900,000 (minus the value at the time of conversion, as determined above, of any Series D that has already been converted) divided by the Average Price (as defined below).
Percentage of conversion								10.00%
Series C Preferred Stock [Member] | Spectrum Global Solutions, Inc. [Member]
Preferred Stock (Textual)
Preferred stock shares designated (in Shares)		9,000,000										8,888,888
Stated value per share		$ 0.00001							$ 0.00001
Preferred stock, stated value		$ 0.00001
Conversion rights, description		(i) $90,000,000 (the “Aggregate Value”)/Strike Price (as defined below), or (ii) the Aggregate Value/$9.75 (as adjusted for any reverse stock split or similar adjustment that may occur prior to the Series C Conversion Date). Provided, however, if a Triggering Event (as defined below) occurs, the Aggregate Value shall be reduced by the amount of any Losses (as defined below).
Percentage of conversion														95.00%
Aggregate number of common stock value (in Dollars)														$ 90,000,000